Leases - Components of lease expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases
Operating lease cost	¥ 372,136	$ 58,396	¥ 355,661	¥ 287,291
Short-term lease cost	76,548	12,012	43,218	107,821
Total	¥ 448,684	$ 70,408	¥ 398,879	¥ 395,112